RETIREMENT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension and Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Fair Value	$ 1,863.7	$ 1,648.6
U.S. Pension and Postretirement Health Care Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	1,595.1	1,409.9
U.S. Pension and Postretirement Health Care Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	65.2	55.9
U.S. Pension and Postretirement Health Care Benefits | Level 3
Defined Benefit Plan Disclosure
Fair Value	203.4	182.8
U.S. Pension and Postretirement Health Care Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	3.1	8.8
U.S. Pension and Postretirement Health Care Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	3.1	8.8
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Defined Benefit Plan Disclosure
Fair Value	695.2	594.2
U.S. Pension and Postretirement Health Care Benefits | Large cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	695.2	594.2
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Defined Benefit Plan Disclosure
Fair Value	196.9	159.9
U.S. Pension and Postretirement Health Care Benefits | Small cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	196.9	159.9
U.S. Pension and Postretirement Health Care Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	258.5	223.7
U.S. Pension and Postretirement Health Care Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	258.5	223.7
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Defined Benefit Plan Disclosure
Fair Value	323.2	308.9
U.S. Pension and Postretirement Health Care Benefits | Core fixed income | Level 1
Defined Benefit Plan Disclosure
Fair Value	323.2	308.9
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Defined Benefit Plan Disclosure
Fair Value	88.4	81.8
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	88.4	81.8
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Defined Benefit Plan Disclosure
Fair Value	29.8	32.6
U.S. Pension and Postretirement Health Care Benefits | Emerging markets | Level 1
Defined Benefit Plan Disclosure
Fair Value	29.8	32.6
U.S. Pension and Postretirement Health Care Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	64.7	55.5
U.S. Pension and Postretirement Health Care Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	64.7	55.5
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Defined Benefit Plan Disclosure
Fair Value	148.5	134.6
U.S. Pension and Postretirement Health Care Benefits | Hedge funds | Level 3
Defined Benefit Plan Disclosure
Fair Value	148.5	134.6	127.1
U.S. Pension and Postretirement Health Care Benefits | Private equity
Defined Benefit Plan Disclosure
Fair Value	54.9	48.2
U.S. Pension and Postretirement Health Care Benefits | Private equity | Level 3
Defined Benefit Plan Disclosure
Fair Value	54.9	48.2	41.5
U.S. Pension and Postretirement Health Care Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	0.5	0.4
U.S. Pension and Postretirement Health Care Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	0.5	0.4
International Pension Benefits
Defined Benefit Plan Disclosure
Fair Value	787.6	689.3	612.6
International Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	20.4	21.8
International Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	767.2	667.5
International Pension Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	3.6	8.0
International Pension Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	3.6	8.0
International Pension Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	342.5	288.8
International Pension Benefits | International equity | Level 2
Defined Benefit Plan Disclosure
Fair Value	342.5	288.8
International Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure
Fair Value	167.6	155.9
International Pension Benefits | Corporate bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	5.5	5.2
International Pension Benefits | Corporate bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	162.1	150.7
International Pension Benefits | Government bonds
Defined Benefit Plan Disclosure
Fair Value	143.3	125.5
International Pension Benefits | Government bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	8.7	8.1
International Pension Benefits | Government bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	134.6	117.4
International Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	11.4	10.7
International Pension Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	11.4	10.7
International Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure
Fair Value	116.2	96.4
International Pension Benefits | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Fair Value	116.2	96.4
International Pension Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	3.0	4.0
International Pension Benefits | Other | Level 1
Defined Benefit Plan Disclosure
Fair Value	2.6	0.5
International Pension Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	$ 0.4	$ 3.5